Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 26, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
Chase Growth Fund | Class N
Risk/Return:
Trading Symbol	CHASX
Chase Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	CHAIX
Chase Mid-Cap Growth Fund | Class N
Risk/Return:
Trading Symbol	CHAMX
Chase Mid-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	CHIMX